Investments in Associates and Joint Ventures - Reconciles Summary of Financial Information of UHI Carrying Amount (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Investments in Associates and Joint Ventures
Goodwill and other indefinite-lived intangible assets	$ 38,368,433	$ 38,927,089
TelevisaUnivision
Investments in Associates and Joint Ventures
Ownership interest in associate	43.20%	43.00%
Group's share of net assets	$ 20,599,548	$ 19,944,707	$ 1,143,371	$ 955,705
Goodwill and other indefinite-lived intangible assets	6,582,267	7,624,454
Group's investment in preferred shares	13,512,375	15,651,825
Carrying amount of the Group's interest in TelevisaUnivision	$ 40,694,190	$ 43,220,986